United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/16

Date of Reporting Period: Quarter ended 12/31/15

Item 1. Schedule of Investments

Federated Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2015 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY—0.1%[1]
		Finance—0.1%
$420,356		Sealane 2011-1X, Class A, 2.3556%, 2/12/2016 (IDENTIFIED COST $420,435)	$432,126
		CORPORATE BONDS—2.9%
		Energy - Exploration & Production—0.7%
4,391,262	[2,3]	Afren PLC, Series REGS, 11.50%, 2/1/2016	88,703
3,435,840		Dolphin Energy Ltd., Series REGS, 5.888%, 6/15/2019	3,640,857
		TOTAL	3,729,560
		Supranational—1.0%
5,000,000		African Export-Import Bank, 3.875%, 6/4/2018	5,010,000
		Telecommunications - Wireless—1.2%
5,700,000		America Movil S.A.B. de C.V., Floating Rate Note - Sr. Note, 1.502%, 9/12/2016	5,700,889
		TOTAL CORPORATE BONDS (IDENTIFIED COST $18,959,818)	14,440,449
		TRADE FINANCE AGREEMENTS—88.2%[1]
		Automotive - Auto Parts & Equipment—0.2%
914,809		Volvo Chile, 2.8005%, 4/19/2016	878,217
		Basic Industry - Building Materials—1.0%
5,000,000		Cemex SA, 3.9219%, 9/30/2019	5,010,000
		Basic Industry - Chemicals—1.9%
4,230,769		Eurochem II, 2.1821%, 8/22/2018	4,192,692
5,000,000		Uralkali, 3.4948%, 4/20/2019	4,972,500
		TOTAL	9,165,192
		Basic Industry - Forestry/Paper—0.8%
3,722,727		Bahia Cellulose, 4.2336%, 2/14/2018	3,754,370
		Basic Industry - Metals/Mining Excluding Steel—9.0%
1,858,676		African Minerals, 5.8235%, 10/13/2016	1,700,688
2,299,362		Discovery Copper, 4.4483%, 3/31/2016	741,544
5,579,796	[4]	Erdenet, 7.392%, 9/6/2014	3,629,657
2,187,500		Ferrexpo PLC, Series 144A, 2.5255%, 8/31/2018	2,180,938
11,250,000		FQM Ltd., 3.1171%, 5/1/2019	11,250,000
3,750,000		FQM Ltd., 3.1171%, 5/1/2019	3,710,625
8,000,000		Kazakhmys II, 3.152%, 12/31/2018	7,976,000
4,734,700		Mechel Kuzbass III, 5.462%, 12/8/2016	1,425,145
4,739,685		Mechel Yakutugol III, 5.462%, 12/8/2016	1,426,645
2,642,857		Russian Copper, 4.2686%, 12/4/2018	2,597,929
20,000		Tenex, 2.8355%, 3/28/2016	19,500
7,500,000		Trafigura, 1.00%, 1/31/2016	7,488,750
		TOTAL	44,147,421
		Capital Goods - Aerospace & Defense—3.1%
4,145,729		Air India, 3.56675%, 3/31/2016	4,145,729
5,200,000		Biman, 5.8336%, 2/4/2019	5,202,600
1,500,000		TAAG ANG III, 4.262%, 3/31/2016	1,495,500
3,750,000		TAAG Angola Airlines, 5.50%, 6/9/2020	3,763,125
400,000		TAAG II, Floating Rate Note, 6.3531%, 6/27/2016	399,800
		TOTAL	15,006,754

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Consumer Cyclical - Apparel/Textiles—2.0%
$4,875,000		PT Delta Dunia, 6.01185%, 3/3/2020	$4,875,000
4,875,000		PT Delta Merlin 2, 5.5955%, 10/7/2020	4,857,937
		TOTAL	9,732,937
		Consumer Goods - Tobacco—0.1%
500,000		Premium Tobacco, 1.00%, 7/16/2016	499,500
		Consumer Non-Cyclical/Food-Wholesale—10.2%
877,478	[2,3]	Banacol, 11.50%, 6/15/2015	829,655
750,000		Belagricola, 5.6031%, 6/28/2016	746,250
5,000,000		Biosev, 5.2273%, 6/2/2017	5,000,000
7,500,000		Export Trade FBN, 4.6599%, 10/30/2016	7,488,750
1,200,286	[3,4]	GVO, 5.2438%, 11/2/2015	1,199,206
1,150,000		Kernel Holding SA, 5.936%, 3/3/2016	1,151,150
5,000,000		Louis Dreyfus II, 3.3179%, 10/4/2016	4,957,500
4,950,000		Marfrig, 4.00%, 7/11/2016	4,950,000
2,000,000		Nidera Sementes, 4.12575%, 6/30/2016	1,993,000
7,500,000		Olam Nigeria, 1.7195%, 3/16/2016	7,500,000
2,571,429	[2,3]	REI Agro Ltd., 6.6122%, 10/31/2014	772,714
3,333,500		Seara, 5.36775%, 6/15/2017	3,325,166
3,181,818		Tiryaki Agro, 4.5202%, 4/15/2019	3,097,500
241,660		Tiryaki ITFC, 3.50%, 4/15/2019	241,660
41,288	[4]	Ukrland Farming, 8.9275%, 6/29/2014	40,669
6,500,000		Vicentin SIAC, 6.3239%, 10/28/2018	6,483,750
		TOTAL	49,776,970
		Energy - Exploration & Production—14.7%
375,000		Canbaikal Resources Insured, 5.9219%, 4/10/2016	375,000
41,667		Canbaikal Resources Uninsured, 5.9219%, 4/10/2016	41,437
3,833,333		Circle Petro, 6.002%, 6/11/2018	3,747,083
4,402,872		EGPC, 3.53585%, 12/23/2019	4,409,477
6,975,647		EMP II, 6.4175%, 12/23/2018	6,979,135
4,000,000		Kazmunaigas, 2.4445%, 7/15/2016	3,980,000
1,291,813		Mauriel Promme, 8.09435%, 12/23/2018	1,291,813
3,916,667		Merlon Petro, 5.5931%, 3/15/2019	3,924,500
7,000,000		Neconde, 8.6031%, 12/27/2018	7,000,000
5,833,425		Nigerian Petro, 4.26775%, 6/15/2019	5,743,007
1,065,761		Pakistan, Government of, 1.00%, 3/31/2017	1,063,096
966,685		PT CKP, 4.4938%, 1/2/2017	957,018
6,720,000		PT MaxPower, 5.6646%, 3/31/2020	6,730,080
1,875,000		Ptmitraperk, 6.4219%, 12/31/2020	1,844,063
2,692,308		Rosneft Oil III, 2.7229%, 4/24/2017	2,583,269
4,494,289		SHT, 5.2755%, 5/8/2017	4,449,346
5,000,000		SNPC, 1.00%, 3/4/2020	5,022,500
5,000,000		Sonangol FBN II, 1.00%, 2/29/2016	5,000,000
2,050,648		Sonangol FBN III, 1.00%, 2/28/2016	2,050,648
4,782,609		Sonangol, 3.7266%, 9/28/2019	4,600,870
326,322	[2,3]	SV Oil & Natural Gas Ltd., 4.4275%, 9/14/2013	324,690
		TOTAL	72,117,032
		Energy - Gas Distribution—1.4%
7,000,000		Cheniere Corpus, 2.44685%, 2/28/2021	6,793,500

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Energy - Integrated Energy—5.2%
$10,000,000		Aramco, 0.60%, 1/14/2016	$9,996,000
455,000		Jordan Petroleum Refinery, 2.66675%, 1/26/2016	454,727
3,949,902		Oando Insured A, 9.644%, 6/30/2019	3,949,902
365,912		Oando Insured B, 9.1067%, 12/31/2017	365,912
5,835,672		Oando Uninsured A, 9.644%, 6/30/2019	5,815,247
156,819		Oando Uninsured B, 9.1067%, 12/31/2017	156,271
5,000,000		Puma International Financing SA, 2.63335%, 5/15/2018	4,975,000
		TOTAL	25,713,059
		Energy - Oil Field Equipment & Services—0.8%
4,000,000		ADES, 4.8821%, 11/23/2020	3,996,000
		Energy - Oil Refining and Marketing—3.8%
1,350,000		BB Energy, 1.00%, 6/24/2016	1,345,950
7,500,000		Dangote, 5.039%, 9/4/2020	7,548,750
7,500,000		Hellenic Petroleum S.A., 2.00%, 1/4/2016	7,500,000
2,292,234	[4]	Samir Energy II, 3.8875%, 12/31/2015	2,286,503
		TOTAL	18,681,203
		Finance—1.8%
9,000,000		LFC TGB, 1.8821%, 5/26/2016	9,031,500
		Finance/Banks/Brokers—9.9%
2,000,000		AccessBank, 1.00%, 4/29/2017	1,998,000
2,600,000		AccessBank, 1.00%, 5/26/2016	2,597,400
5,000,000		BPC Tranche B, 0.7465%, 12/13/2016	4,990,000
7,500,000		CFC Stanbic, 2.8366%, 11/5/2016	7,481,250
5,000,000		Garanti Bankasi, 3.0039%, 11/23/2017	5,000,000
5,000,000		Int Bk AZ Murab, 5.7773%, 4/14/2016	4,997,500
4,000,000		Turk Vakifbank, 1.00%, 12/21/2017	4,006,000
5,000,000		Turkey Garanti Bank, 3.5289%, 5/3/2016	5,025,000
691,507		Turkiye Is Bankasi (Isbank), 1.15%, 2/1/2016	684,592
4,000,000		Turkiye Is Bankasi (Isbank), Series D, 0.00%, 2/19/2016	3,972,000
1,666,667		Union Bank of Nigeria, 4.9219%, 1/28/2017	1,638,333
3,461,538		Veb, 3.719%, 1/31/2020	3,466,731
2,500,000		Zenith Bank Ltd., 3.712%, 12/5/2016	2,476,250
		TOTAL	48,333,056
		Media Cable—2.4%
4,950,000		Solusi Tunas PRA, 3.15845%, 12/31/2019	4,915,350
6,784,048		UPC Liberty Global, 2.9222%, 11/7/2016	6,807,792
		TOTAL	11,723,142
		Services - Construction Services—1.4%
4,000,000		CPC II, 1.00%, 7/19/2018	4,010,000
1,894,737		CPC International, Inc., 3.262%, 12/31/2016	1,876,737
1,050,000		IIF, 2.693%, 7/18/2019	1,048,950
		TOTAL	6,935,687
		Services/Railroads—2.3%
3,780,000		Azeri RR, 5.437%, 1/25/2018	3,723,300
7,499,798		Eastcommtrans II, 1.00%, 1/15/2020	7,529,798
		TOTAL	11,253,098
		Sovereign—4.8%
1,250,000		Bank of Ghana, 5.63055%, 1/30/2016	1,245,625
5,000,000		Bank of Lao, 4.9531%, 12/29/2019	4,992,500

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Sovereign—continued
$5,000,000		Egypt Electric, 4.25%, 5/5/2020	$4,952,500
5,000,000		National Bank of Egypt, 3.1719%, 6/4/2018	4,875,000
7,500,000		Turk Eximbank, 1.1342%, 3/4/2016	7,488,750
		TOTAL	23,554,375
		Supranational—2.5%
5,000,000		Axfremix TLF 2015, 1.676%, 5/18/2017	5,000,000
7,500,000		PTA Bank, 2.8204%, 10/21/2016	7,481,250
		TOTAL	12,481,250
		Technology & Electronics - Computer Hardware—1.4%
6,652,406		Logicom, 2.25%, 5/23/2016	6,639,101
		Telecommunications - Fixed Line—1.4%
2,062,500		INT Towers, 5.4235%, 12/10/2021	2,047,031
4,705,882		Liquid Telecom, 4.7567%, 10/31/2019	4,720,000
		TOTAL	6,767,031
		Telecommunications - Wireless—3.8%
5,143,000		Digicel D2, 4.1067%, 3/31/2019	5,148,143
7,000,000		IHS Zambia, Floating Rate Note, 6.787%, 3/6/2021	6,947,500
1,756,641		MCS Holdings LLC, 7.9175%, 11/24/2017	1,730,291
5,000,000		MNC Sky Vision, 4.762%, 12/11/2016	4,892,500
		TOTAL	18,718,434
		Utility/Electricity Generation—2.3%
5,743,072		Adani Power Ltd., 3.9067%, 6/30/2018	5,725,843
5,750,000		MOF Angola, 5.8636%, 2/16/2018	5,683,875
		TOTAL	11,409,718
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $442,926,290)	432,118,547
		FOREIGN GOVERNMENTS/AGENCIES—1.5%
		Energy - Exploration & Production—0.3%
1,502,244	[1]	Egypt, Government of, 3.212%, 8/31/2016	1,502,244
		Energy - Oil Refining and Marketing—0.4%
2,128,832	[1]	Bangladesh, Government of, 3.655%, 3/31/2016	2,128,832
		Sovereign—0.8%
4,000,000		Tanzania, Government of, 6.5375%, 3/9/2020	3,770,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,705,165)	7,401,076
		INVESTMENT COMPANY—5.4%
26,549,190	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.27%[6] (AT NET ASSET VALUE)	26,549,190
		TOTAL INVESTMENTS—98.1% (IDENTIFIED COST $496,560,898)[7]	480,941,388
		OTHER ASSETS AND LIABILITIES - NET—1.9%[8]	9,260,013
		TOTAL NET ASSETS—100%	$490,201,401
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $5,245 and $12,323, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period. At December 31, 2015, the Fund had no outstanding foreign exchange contracts.
1	Denotes restricted securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2015, these restricted securities amounted to $436,181,749, which represented 89.0% of total net assets. The Fund's restricted securities were acquired between August 27, 2009 and December 31, 2015, with a total acquisition cost of $437,166,812.
2	Issuer in default.
3	Non-income-producing.

4	Principal amount and interest were not paid upon final maturity.
5	Affiliated holding.
6	7-day net yield.
7	At December 31, 2015, the cost of investments for federal tax purposes was $496,762,577. The net unrealized depreciation of investments for federal tax purposes was $15,821,189. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,989,253 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,810,442.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities, including trade finance agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.

Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$—	$432,126	$432,126
Corporate Bonds	—	14,440,449	—	14,440,449
Trade Finance Agreements	—	—	432,118,547	432,118,547
Foreign Governments/Agencies	—	3,770,000	3,631,076	7,401,076
Investment Company	26,549,190	—	—	26,549,190
TOTAL SECURITIES	$26,549,190	$18,210,449	$436,181,749	$480,941,388
The Fund uses a pricing service to provide price evaluation for Level 3 asset-backed securities, trade finance agreements and certain foreign governments/agencies. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Trade Finance Agreements	Investments in Foreign Governments/ Agencies
Balance as of April 1, 2015	$566,528	$425,136,956	$6,272,878
Accrued discount/premiums	(492)	1,065,435	—
Security type transfer	—	(1,918,804)	1,918,804
Realized gain (loss)	(142)	(1,692,732)	(7,785)
Change in unrealized appreciation (depreciation)	(9,909)	1,893,271	—
Purchases	—	238,318,212	2,512,861
(Sales)	(123,859)	(230,683,791)	(7,065,682)
Balance as of December 31, 2015	$432,126	$432,118,547	$3,631,076
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2015	$(192)	$423,492	$(5,322)

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016